Shareholder Report, Holdings (Details)_3	Jun. 30, 2024
Institutional Shares | Dexcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Shares | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Shares | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Shares | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares | CoStar Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares | Edwards Lifesciences Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares | Gartner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Investor Shares | Dexcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Shares | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Investor Shares | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Shares | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Investor Shares | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Shares | CoStar Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Shares | Edwards Lifesciences Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Shares | Gartner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%